Share Capital (Tables)	9 Months Ended
Mar. 31, 2023
Share capital, reserves and other equity interest [Abstract]
Disclosure of Common Shares Issued
The Company issued the following common shares in the periods indicated:

			US$ equivalence
	Nine months ended March 31, 2023	Year Ended June 30, 2022	Nine months ended March 31, 2023	Year Ended June 30, 2022

Gross proceeds	$75,568	$143,887	$55,381	$113,838
Commission	$1,422	$2,878	$1,107	$2,276
Net proceeds	$74,146	$141,009	$54,274	$111,562
Average gross price	$1.68	$5.50	$1.23	$4.35
Number of shares issued	44,986,253	26,161,388

Disclosure of Summary of Warrants Outstanding	A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2022	89,124,788	6.72
Balance, March 31, 2023	89,124,788	7.09

Disclosure of Warrant Derivative Liabilities
The following summarizes the warrant derivative liabilities:

					US$ equivalent
	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total
	$	$		$	$	$		$
Balance, June 30, 2021	59,162	29,698	—	88,860	47,726	23,958	—	71,684
Additions	—	—	35,621	35,621	—	—	28,164	28,164
Unrealized losses on derivative liability	(55,148)	(28,167)	(3,869)	(87,184)	(44,613)	(22,770)	(3,520)	(70,903)
Balance, June 30, 2022	4,014	1,531	31,752	37,297	3,113	1,188	24,644	28,945
Unrealized losses on derivative liability	(3,939)	(1,486)	(22,238)	(27,663)	(3,059)	(1,155)	(17,603)	(21,817)
Balance, March 31, 2023	75	45	9,514	9,634	54	33	7,041	7,128

Disclosure of Range of Exercise Prices of Outstanding Warrants
The following table summarizes the warrants that remain outstanding as at March 31, 2023:

Exercise Price ($)	Expiry Date	Warrants (#)
4.38 - 41.88 (2)	January 26, 2024 - November 30, 2025	88,596,596
112.46 - 116.09 (1)	August 9, 2023 to August 22, 2024	528,192
		89,124,788
(1)Includes the November 2020 and January 2021 Offering Warrants exercisable at US$9.00 and US$12.60, respectively.
(2)Includes the June 2022 Offering Warrants exercisable at US$3.20.